File No. 33-8708
                                                              Rule 497(e)


            Merrill Lynch Intermediate Government Bond Fund

                 Supplement dated June 25, 1997 to the
                  Prospectus dated February 18, 1997


     Effective June 10, 1997 and continuing for 30 business days, the Investment Adviser has agreed to waive the 0.40% investment advisory fee it charges the Fund. In addition, the Investment Adviser and the Fund have agreed that, effective June 10, 1997 and continuing until July 23, 1997, the amount of other expenses incurred by the Fund shall not exceed 0.80% of the Fund's net asset value. Any expenses in excess of that amount will be reimbursed or otherwise paid by the Investment Adviser.




CODE# 10431-0297ALL-1

                                                              File No. 33-8708
                                                              Rule 497(e)


            Merrill Lynch Intermediate Government Bond Fund

                 Supplement dated June 25, 1997 to the
      Statement of Additional Information dated February 18, 1997



     Effective June 10, 1997 and continuing for 30 business days, the Investment Adviser has agreed to waive the 0.40% investment advisory fee it charges the Fund. In addition, the Investment Adviser and the Fund have agreed that, effective June 10, 1997 and continuing until July 23, 1997, the amount of other expenses incurred by the Fund shall not exceed 0.80% of the Fund's net asset value. Any expenses in excess of that amount will be reimbursed or otherwise paid by the Investment Adviser.


CODE# 10432-0297ALL-1